Investments in Investees (Details 6) ₪ in Millions, $ in Millions		2 Months Ended	12 Months Ended
		Mar. 01, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Rental income			₪ 2,831	$ 817	₪ 2,841	[1]	₪ 2,808	[1]
Property operating expenses			865	249	870	[1]	866	[1]
Net operating rental income			1,966	568	1,971	[1]	1,942	[1]
Fair value gain (loss) from investment property and investment property under development, net			(42)	(12)	245	[1]	(497)	[1]
General and administrative expenses			386	111	436	[1]	450	[1]
Other income			168	47	26	[1]	27	[1]
Other expenses			166	48	223	[1]	755	[1]
Company's share in earnings of equity-accounted investees, net			434	125	106	[1]	126	[1]
Operating income			1,974	569	1,689	[1]	393	[1]
Finance expenses			1,085	313	1,127	[1]	1,079	[1]
Finance income			314	91	255	[1]	798	[1]
Income before taxes on income			1,203	347	817	[1]	112	[1]
Taxes on income			(327)	(94)	153	[1]	(253)	[1]
Net income from discontinued operation, net			(281)	(81)	2,516	[1]	1,941	[1]
Allocated to:
Equity holders of the Company			2,095	604	736	[2]	(901)	[2]
Non-controlling interest			(92)	(27)	1,997	[2]	(266)	[2]
Total comprehensive income			2,003	577	2,733	[2]	(1,167)
Dividends to Non- controlling interests			₪ (671)	$ (194)	(1,285)		(1,078)
EQY [Member] | Discontinued operations [member]
Disclosure of joint ventures [line items]
Rental income		₪ 239			1,385		1,341
Property operating expenses		65			348		353
Net operating rental income		174			1,037		988
Fair value gain (loss) from investment property and investment property under development, net		(6)			1,196		1,083
General and administrative expenses		(95)			(148)		(158)
Other income		2			9		4
Other expenses					(24)
Company's share in earnings of equity-accounted investees, net		2			9		70
Operating income		77			2,079		1,987
Finance expenses		(30)			(246)		(245)
Finance income					1		3
Income before taxes on income		47			1,834		1,745
Taxes on income	[3]	2			195		245
Net income from discontinued operation, net		45			1,639		1,500
Other comprehensive income (loss) from discontinued operations		4			(9)		(4)
Total comprehensive income from discontinued operation		49			1,630		1,496
Allocated to:
Equity holders of the Company		17			452		478
Non-controlling interest		32			1,178		1,018
Total comprehensive income		49			1,630		1,496
Dividends to Non- controlling interests		₪ 64			₪ 319		₪ 292

[1]	Reclassified, refer to note 2ff.
[2]	Reclassified, refer to Note 2dd.
[3]	Includes adjustments for deferred tax expenses.